Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Provision for expected credit losses	$ 494	$ 0
Total accounts receivable, net	26,383	17,339
0 to 90 days
Disclosure of provision matrix [line items]
Total accounts receivable, net	25,180	10,471
91 to 180 days
Disclosure of provision matrix [line items]
Total accounts receivable, net	236	1,853
181 days +
Disclosure of provision matrix [line items]
Total accounts receivable, net	$ 967	$ 5,015